Managing Director
Securities Operations

NYSE Group, Inc. | 20 Broad Street
New York, New York 10005
t 212.656.5034 | f 212.656.5893
aaliberti@nyse.com

NYSE Group

Received SEC
JUL 16 2008
Washington, DC 20549

PROCESSED
JUL 23 2008 A
THOMSON REUTERS

CERTNYS
001-31759

08053847

July 16, 2008

Ms. Velma T. Smith
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 2531
100 F Street, NE
Washington, DC 20549

Dear Ms. Smith:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934 Panhandle Oil and Gas Inc., Class A Common and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on July 7, 2008. Tentative listing date – July 22, 2008.

Sincerely,

END